Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill [Abstract]
Goodwill by reportable segment and Corporate
Changes in the carrying value of goodwill by reportable segment and Corporate were as follows:

			Southern		Northern		Right
	Americas	(1)	Europe	(2)	Europe	APME	Management	Corporate	(3)	Total	(4)
Balance, January 1, 2012	$461.8		$59.5		$260.7	$77.5	$60.3	$64.9		$984.7
Goodwill acquired	4.8		41.4		—	—	—	—		46.2
Currency impact and other	0.5		2.4		10.0	(4.3)	1.8	—		10.4
Balance, December 31, 2012	467.1		103.3		270.7	73.2	62.1	64.9		1,041.3
Goodwill acquired	—		—		43.2	9.0	—	—		52.2
Currency impact and other	(1.2)		4.5		4.3	(10.2)	—	—		(2.6)
Balance, December 31, 2013	$465.9		$107.8		$318.2	$72.0	$62.1	$64.9		$1,090.9

(1)	Balances related to United States were $448.3, $448.5 and $448.5 as of January 1, 2012, December 31, 2012 and December 31, 2013, respectively.

(2)	Balances related to France were $42.1, $83.8 and $87.3 as of January 1, 2012, December 31, 2012 and December 31, 2013, respectively. Balances related to Italy were $5.4, $5.5 and $5.7 as of January 1, 2012, December 31, 2012 and December 31, 2013, respectively.

(3)	The majority of the Corporate balance as of December 31, 2013 relates to goodwill attributable to our acquisition of Jefferson Wells ($55.5) which is part of the United States reporting unit. For purposes of monitoring our total assets by segment, we do not allocate the Corporate balance to the respective reportable segments. We do, however, include these balances within the appropriate reporting units for our goodwill impairment testing. See the table below for the breakout of goodwill balances by reporting unit.

(4)	Balances were net of accumulated impairment loss of $513.4 as of January 1, 2012, December 31, 2012 and December 31, 2013.

Goodwill Balances by Reporting Unit
Goodwill balances by reporting unit were as follows:

December 31	2013	2012
United States	$504.0	$504.0
France	87.3	83.8
United Kingdom	84.6	54.0
Netherlands	84.1	80.7
Right Management	62.1	62.1
Other reporting units	268.8	256.7
Total goodwill	$1,090.9	$1,041.3